Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2014	Dec. 31, 2013
Preferred stock par value (in Dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Common stock par value (in Dollars per share)	$ 0.01	$ 0.01
Common stock authorized shares	5,000,000	5,000,000
Common stock issued shares	3,164,416	3,164,416
Common stock outstanding shares	2,740,502	2,784,088
Less treasury stock, at cost shares	423,914	380,328